UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04665
Commonwealth International Series Trust
(Exact name of registrant as specified in charter)
5847 San Felipe
Suite 850
Houston, TX 77057
(Address of principal executive offices)
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 888-345-1898
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008
Item 1. Schedule of Investments.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
AUSTRALIA (23.51%)
COMMON STOCKS (20.19%)
AGRICULTURAL OPERATIONS (1.44%)
AWB NPV, Ltd.	103,963	$204,499
GrainCorp., Ltd.	30,239	334,890

		539,389

APPAREL (0.78%)
Billabong International, Ltd.	27,000	292,330

BANKING & FINANCE (0.25%)
Suncorp-Metway, Ltd.	6,683	92,932

BUILDING MATERIALS (0.39%)
James Hardie Industries NV — ADR	5,200	146,796

CHEMICALS — DIVERSIFIED (0.72%)
Nufarm, Ltd.	20,000	269,108

COMMERCIAL SERVICES (0.78%)
Brambles Industries, Ltd.	30,000	291,885

E-COMMERCE (0.39%)
Webjet, Ltd.	110,000	147,260

FOOD & BEVERAGE (2.02%)
Goodman Fielder, Ltd.	150,000	230,248
Woolworths, Ltd.	20,261	527,924

		758,172

HEALTHCARE (0.99%)
Sonic Healthcare, Ltd.	25,000	369,233

INSURANCE (2.03%)
QBE Insurance Group, Ltd.	30,000	761,212

MEDICAL SUPPLIES (0.67%)
Cochlear, Ltd.	4,000	252,171

MEDICAL SYSTEMS (0.19%)
Optiscan Imaging, Ltd.*	263,000	70,753

MINING (3.77%)
Oxiana, Ltd.	246,678	684,607
Pan Australian Resources, Ltd.*	900,000	725,642

		1,410,249

OIL & GAS (2.17%)
Origin Energy, Ltd.	102,702	811,221

RETAIL (1.59%)
Just Group, Ltd.	165,000	595,641

TRANSPORTATION (1.37%)
Asciano Group	34,284	171,434
Toll Holdings, Ltd.	34,284	343,311

		514,745

UTILITIES (0.64%)
AGL Energy, Ltd.	22,000	239,759

TOTAL COMMON STOCKS (Cost $4,177,520)		7,562,856

BONDS (3.32%)
CBA Capital Australia, Ltd., 7.71%, 4/15/15 (a) (b)	$300,000	229,454
Commonwealth Bank of Australia, 8.50%, 6/1/10 (a)	300,000	329,441
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (a)	250,000	255,521

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
AUSTRALIA — Continued
BONDS — Continued
Telstra Corp., Ltd., 6.38%, 4/1/12 (a)	$400,000	$429,095

TOTAL BONDS (Cost $1,195,720)		1,243,511

TOTAL AUSTRALIA (Cost $5,373,240)		8,806,367

NEW ZEALAND (69.59%)
COMMON STOCKS (53.05%)
AGRICULTURE (3.21%)
Allied Farmers, Ltd.	300,000	416,605
PGG Wrightson, Ltd.	477,699	787,361

		1,203,966

APPLIANCES (2.18%)
Fisher & Paykel Appliances Holdings, Ltd.	250,000	554,179
Scott Technology, Ltd.	195,245	260,963

		815,142

BEVERAGES (0.30%)
Just Water International, Ltd.	257,923	112,150

CHEMICALS (2.04%)
Nuplex Industries, Ltd.	170,410	764,396

COMMERCIAL SERVICES (3.60%)
Mowbray Collectables, Ltd.	571,593	653,517
Taylors Group, Ltd.	519,431	696,272

		1,349,789

COMPUTER SERVICE (0.81%)
Renaissance Corp., Ltd.	639,344	301,922

ENERGY (2.26%)
Contact Energy, Ltd.	50,000	302,024
Pike River Coal Co., Ltd.*	700,000	544,486

		846,510

FINANCIAL SERVICES (4.71%)
Canterbury Building Society	301,398	1,354,619
Tower, Ltd.	240,000	409,873

		1,764,492

HEALTHCARE (1.69%)
Fisher & Paykel Healthcare Corp., Ltd.	263,195	632,470

HUMAN RESOURCES (0.53%)
Allied Work Force Group, Ltd.	277,500	197,542

LEISURE & RECREATION (1.70%)
Tourism Holdings, Ltd.	408,009	636,833

MARINE PORTS & SERVICES (7.91%)
Cavotec MSL Holdings, Ltd.*	50,000	168,724
Port of Tauranga, Ltd.	175,000	858,322
South Port of New Zealand, Ltd.	1,027,930	1,936,684

		2,963,730

METAL FABRICATE/HARDWARE (3.01%)
Methven, Ltd.	506,250	701,923

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
NEW ZEALAND — Continued
COMMON STOCKS — Continued
Steel & Tube Holdings, Ltd.	140,000	$426,965

		1,128,888

MISCELLANEOUS MANUFACTURING (1.28%)
Skellerup Holdings, Ltd.	785,089	480,228

MULTI-MEDIA (2.80%)
Sky Network Television, Ltd.	249,745	1,050,130

OIL & GAS (2.14%)
New Zealand Oil & Gas, Ltd.*	918,526	800,005

PHARMACEUTICALS (0.29%)
Life Pharmacy, Ltd.*	268,158	107,836

REAL ESTATE (5.84%)
ING Medical Properties Trust	901,813	836,558
ING Property Trust	802,481	659,170
Kermadec Property Fund, Ltd.	933,370	629,451
Millennium & Copthorne Hotels New Zealand, Ltd.	114,058	62,908

		2,188,087

RETAIL (0.83%)
Briscoe Group, Ltd.	290,000	309,504

TELECOMMUNICATIONS (1.87%)
Cabletalk Group, Ltd.*	784,788	112,443
TeamTalk, Ltd.	350,000	588,020

		700,463

TRANSPORTATION (1.32%)
Mainfreight, Ltd.	105,000	495,217

UTILITIES (2.73%)
Infratil, Ltd.	455,458	916,993
Infratil, Ltd. — Partly Paid (c)	91,091	106,302

		1,023,295

TOTAL COMMON STOCKS (Cost $15,627,087)		19,872,595

BONDS (12.09%)
ANZ National Bank, Ltd., 3.75%, 1/5/09	$300,000	301,372
Auckland International Airport, 7.50%, 11/15/08 (d)	350,000	272,443
Fletcher Building Finance, Ltd., 8.60%, 3/15/08 (d)	775,000	609,898
Generator Bonds, Ltd., 8.00%, 8/20/08 (d)	270,000	211,788
Global Corporate Credit, Ltd., 7.20%, 12/30/08 (d)	1,338,000	972,398
Global Corporate Credit, Ltd., 8.25%, 12/30/08 (d)	1,326,000	983,246

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
NEW ZEALAND — Continued
BONDS — Continued
GPG Finance, Ltd. PLC, 8.70%, 12/15/08 (d)	$1,500,000	$1,178,847

TOTAL BONDS (Cost $3,830,282)		4,529,992

INVESTMENT COMPANIES (3.38%)
New Zealand Investment Trust PLC	150,169	1,266,350

TOTAL INVESTMENT COMPANIES (Cost $587,572)		1,266,350

PREFERRED STOCKS (1.03%)
ASB Capital, Ltd.	500,000	383,704

TOTAL PREFERRED STOCKS (Cost $364,406)		383,704

RIGHTS & WARRANTS (0.04%)
Infratil, Ltd., Strike Price 4.25, Expiration 6/29/12*	45,545	15,801

TOTAL RIGHTS & WARRANTS (Cost $0)		15,801

TOTAL NEW ZEALAND (Cost $20,409,347)		26,068,442

SHORT TERM INVESTMENTS (6.18%)
Fifth Third Bank Institutional Govt. Money Market Fund, 3.75%	2,313,864	2,313,864

TOTAL SHORT TERM INVESTMENTS (Cost $2,313,864)		2,313,864

TOTAL INVESTMENTS (Cost $28,096,451) (e) — (99.28%)		37,188,673

OTHER ASSETS IN EXCESS OF LIABILITIES— (0.72%)		270,611

NET ASSETS — (100.00%)		$37,459,284

(a)	Principal amount shown is in Australian Dollars; Value shown in U.S. Dollars.

(b)	Rate shown represents the rate at January 31, 2008, is subject to change and resets annually.

(c)	Partially Paid Ordinary Shares entitled shareholders to 50% of any dividends of an ordinary share and 50% of the voting rights and other entitlements of an ordinary share, per share. In July 2008 the second $1.00 per share installment is to be paid.

(d)	Principal amount shown is in New Zealand Dollars; Value shown in U.S. Dollars.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,365,710
Unrealized depreciation	(990,309)

Net unrealized appreciation	$8,375,401

*	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Limited Company
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (85.32%)
AUTOMOTIVE PARTS & EQUIPMENT (5.55%)
Denso Corp.	3,000	$108,554
NGK Spark Plug Co., Ltd.	6,000	104,848
Sumitomo Rubber Industries, Ltd.	10,000	89,101
Tokai Rika Co., Ltd.	4,000	121,846

		424,349

BANKS (4.61%)
Fukuoka Financial Group, Inc.	10,000	61,251
Mitsubishi UFJ Financial Group, Inc. — ADR	10,000	98,800
Sumitomo Mitsui Financial Group, Inc.	24	192,643

		352,694

BUILDING MATERIALS (1.13%)
Taiheiyo Cement Corp.	40,000	86,783

CHEMICALS (1.83%)
JSR Corp.	6,000	140,154

COMMERCIAL SERVICES (0.30%)
Shinwa Art Auction Co., Ltd.	21	23,107

COMPUTERS (2.35%)
Melco Holdings, Inc.	4,500	79,384
TDK Corp. — ADR	1,500	100,425

		179,809

DISTRIBUTION & WHOLESALE (2.74%)
Marubeni Corp.	30,000	209,281

ELECTRONICS (8.54%)
Alpine Electronics, Inc.	8,000	118,551
Fanuc, Ltd.	1,500	133,147
Fujitsu, Ltd.	10,000	65,352
Hoya Corp.	4,000	108,758
Taiyo Yuden Co., Ltd.	10,000	118,292
TOYO Corp.	8,000	109,153

		653,253

ENGINEERING & CONSTRUCTION (1.51%)
Kajima Corp.	36,000	115,626

FOOD & BEVERAGE (1.05%)
Kirin Holdings Co., Ltd.	5,000	80,175

HEALTHCARE PRODUCTS (4.96%)
Nakanishi, Inc.	1,500	160,877
Terumo Corp.	4,000	218,727

		379,604

HUMAN RESOURCES (1.25%)
Intelligence, Ltd.	66	95,352

INSURANCE (4.86%)
Aflac, Inc.	2,000	122,660
Millea Holdings, Inc. — ADR	3,750	141,430
T & D Holdings, Inc.	2,000	107,255

		371,345

INTERNET SERVICES (0.82%)
Internet Initiative Japan, Inc. — ADR	7,000	63,000

LEISURE & RECREATION (9.11%)
Nintendo Co., Ltd.	1,000	505,755
Resorttrust, Inc.	3,360	56,995
Sankyo Co., Ltd.	2,500	133,911

		696,661

MACHINERY (4.07%)
Kubota Corp. — ADR	2,000	72,080
Meidensha Corp.	38,000	91,811

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
COMMON STOCKS — Continued
MACHINERY — Continued
Nidec Corp. — ADR	9,000	$147,240

		311,131

MISCELLANEOUS MANUFACTURING (0.74%)
Amano Corp.	5,000	56,796

OIL & GAS (0.57%)
AOC Holdings, Inc.	4,000	43,745

PHARMACEUTICALS (2.72%)
Chugai Pharmaceutical Co., Ltd.	6,500	85,888
Takeda Pharmaceutical Co., Ltd.	2,000	122,145

		208,033

PRINTING (0.86%)
Tosho Printing Co., Ltd.	30,000	65,758

PUBLISHING (1.38%)
Kadokawa Group Holdings, Inc.	4,000	105,152

REAL ESTATE (4.24%)
Raysum Co., Ltd.	50	46,306
Sumitomo Realty & Development Co., Ltd.	6,000	150,007
Tokyo Tatemono Co., Ltd.	15,000	127,644

		323,957

RETAIL (4.13%)
Sundrug Co., Ltd.	4,000	101,835
Yamada Denki Co., Ltd.	2,000	214,248

		316,083

TEXTILES (1.50%)
Ichikawa Co., Ltd.	35,000	114,373

TRANSPORTATION (8.31%)
East Japan Railway Co.	15	124,845
Hankyu Hanshin Holdings, Inc.	22,000	102,131
Keihin Electric Express Railway Co., Ltd.	13,000	87,779
Keio Corp.	18,000	106,673
Tobu Railway Co., Ltd.	18,000	87,985
Yamato Holdings Co., Ltd.	9,000	125,795

		635,208

UTILITIES (6.19%)
Hokkaido Electric Power Co., Inc.	6,000	131,629
Toho Gas Co., Ltd.	35,000	177,078
Tohoku Electric Power Co., Inc.	7,000	164,865

		473,572

TOTAL COMMON STOCKS (Cost $5,255,095)		6,525,001

INVESTMENT COMPANIES (4.05%)
Morgan Stanley Asia-Pacific Fund, Inc.	6,000	113,520
WisdomTree Japan Total Dividend Fund	4,000	196,560

TOTAL INVESTMENT COMPANIES (Cost $260,280)		310,080

BONDS (6.41%)
Aflac, Inc., 6.50%, 4/15/09	$78,000	80,887
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10	48,000	52,088
SMBC International Finance NV, 8.50%, 6/15/09	150,000	160,619

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
BONDS — Continued
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (a)	$200,000	$196,408

TOTAL BONDS (Cost $485,995)		490,002

SHORT TERM INVESTMENTS (6.31%)
Fifth Third Bank Institutional Govt. Money Market Fund, 3.75%	482,557	482,557

TOTAL SHORT TERM INVESTMENTS (Cost $482,557)		482,557

TOTAL INVESTMENTS (Cost $6,483,927) (b) — (102.09%)		7,807,640

LIABILITIES IN EXCESS OF OTHER ASSETS — ((2.09)%)		(159,898)

NET ASSETS — (100.00%)		$7,647,742

(a)	Variable Rate Security. This rate reflected on the Schedule of Investments is the rate in effect at January 31, 2008.

(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,925,966
Unrealized depreciation	(602,253)

Net unrealized appreciation	$1,323,713

ADR	American Depositary Receipt
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (85.13%)
BRAZIL (3.79%)
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	5,000	$214,050
Cia Vale do Rio Doce — ADR	24,000	719,520

		933,570

CANADA (3.57%)
Biovail Corp.	16,000	219,200
InterOil Corp.*	20,000	430,600
Vitran Corp., Inc.*	16,000	228,800

		878,600

FRANCE (6.73%)
Arkema — ADR*	6,130	342,441
BNP Paribas — ADR	6,000	292,405
France Telecom SA — ADR	15,000	530,400
Thomson — ADR	9,200	112,884
Total SA — ADR	5,200	378,456

		1,656,586

GERMANY (6.38%)
Deutsche Bank AG	4,000	450,560
E.ON AG — ADR	8,000	490,800
SAP AG — ADR	5,000	239,000
Siemens AG	3,000	389,400

		1,569,760

GREAT BRITAIN (9.80%)
Anglo American PLC — ADR	11,830	327,336
British Airways PLC — ADR*	3,800	250,805
GlaxoSmithKline PLC — ADR	8,000	379,040
InterContinental Hotels Group PLC — ADR	19,003	294,736
Lloyds TSB Group PLC — ADR	10,900	381,718
National Grid PLC — ADR	3,071	238,371
Signet Group PLC — ADR	8,000	110,800
Tate & Lyle PLC — ADR	4,000	154,745
Vodafone Group PLC — ADR	7,875	274,050

		2,411,601

GUERNSEY (1.35%)
Amdocs, Ltd.*	10,000	330,900

INDIA (0.79%)
Satyam Computer Services, Ltd. — ADR	8,000	194,800

ISRAEL (1.91%)
Teva Pharmaceutical Industries, Ltd. — ADR	10,198	469,516

MEXICO (1.36%)
Grupo Televisa SA — ADR	15,000	334,350

NETHERLANDS (3.02%)
ING Groep NV — ADR	13,842	450,834
Unilever NV — NYS	9,000	292,680

		743,514

PORTUGAL (1.22%)
Portugal Telecom SGPS SA — ADR	20,300	261,667
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, SA — ADR	2,859	37,886

		299,553

SOUTH KOREA (1.68%)
Korea Electric Power Corp. — ADR*	8,000	161,040
KT Corp. — ADR	9,500	252,225

		413,265

SPAIN (2.68%)
Banco Bilbao Vizcaya Argentaria SA — ADR	17,220	362,653

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
COMMON STOCKS — Continued
SPAIN — Continued
Banco Santander Central Hispano SA — ADR	17,000	$297,670

		660,323

SWITZERLAND (1.40%)
Nestle SA — ADR	3,100	345,159

UNITED STATES (39.45%)
AGCO Corp.*	15,000	903,300
American National Insurance Co.	4,498	564,094
BJ’s Wholesale Club, Inc.*	5,075	164,633
Bunge, Ltd.	6,500	770,055
Chemed Corp.	5,200	266,396
Conmed Corp.*	7,720	187,596
Continental Airlines, Inc.*	10,000	272,100
Dentsply International, Inc.	6,700	276,777
DST Systems, Inc.*	7,385	528,027
Electronic Arts, Inc.*	10,000	473,700
Hercules Offshore, Inc.*	5,848	134,787
International Rectifier Corp.*	10,000	278,300
KVH Industries, Inc.*	26,000	198,380
LifePoint Hospitals, Inc.*	15,000	405,000
Lubrizol Corp.	5,055	265,943
Lufkin Industries, Inc.	10,000	528,700
MetroCorp Bancshares, Inc.	10,000	127,300
National-Oilwell Varco, Inc.*	7,266	437,631
Norfolk Southern Corp.	9,000	489,510
Northwest Natural Gas Co.	6,000	284,040
Pentair, Inc.	12,760	405,258
Prudential Financial, Inc.	5,000	421,850
Quanex Corp.	6,487	339,984
SanDisk Corp.*	5,000	127,250
SCANA Corp.	6,075	226,537
Smith International, Inc.	4,490	243,403
Varian Semiconductor Equipment Associates, Inc.*	12,000	386,520

		9,707,071

TOTAL COMMON STOCKS (Cost $14,942,238)		20,948,568

INVESTMENT COMPANIES (6.72%)
Commonwealth Australia/New Zealand Fund (d)	42,405	145,874
Commonwealth Japan Fund (d)	47,824	793,408
iShares MSCI Japan Index Fund	25,000	319,000
iShares S&P/TOPIX 150 Index Fund	3,500	396,375

TOTAL INVESTMENT COMPANIES (Cost $1,464,548)		1,654,657

PREFERRED STOCKS (1.16%)
Chesapeake Energy Corp., 4.50%, 12/31/49 (a)	1,000	104,750
HSBC USA, Inc., Series F, 5.48%, Perpetual Call Date 4/7/10 (b)	8,000	180,800

TOTAL PREFERRED STOCKS (Cost $294,060)		285,550

BONDS (4.13%)
EnCana Corp., 4.60%, 8/15/09	$135,000	136,405
JP Morgan Chase & Co., 0.00%, 2/10/11 (c)	150,000	192,135
Mexico Government International Bond, 4.63%, 10/8/08	200,000	201,200
SMBC International Finance NV, 8.50%, 6/15/09	270,000	289,115

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
BONDS — Continued
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (b)	$200,000	$196,408

TOTAL BONDS (Cost $964,937)		1,015,263

SHORT TERM INVESTMENTS (2.30%)
Fifth Third Bank Institutional Govt. Money Market Fund, 3.75%	567,004	567,004

TOTAL SHORT TERM INVESTMENTS (Cost $567,004)		567,004

TOTAL INVESTMENTS (Cost $18,232,787) (e) — (99.44%)		24,471,042

OTHER ASSETS IN EXCESS OF LIABILITIES— (0.56%)		137,328

NET ASSETS — (100.00%)		$24,608,370

(a)	Convertible

(b)	Variable Rate Security. This rate reflected on the Schedule of Investments is the rate in effect at January 31, 2008.

(c)	Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $10 and the notes have no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $10, plus a Supplemental Redemption Amount of $10 x (Ending Index Value — Starting Index Value)/Starting Index Value.

(d)	Affiliated by having the same Investment Advisor.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,956,793
Unrealized depreciation	(731,288)

Net unrealized appreciation	$6,225,505

*	Non-income producing security.

ADR	American Depositary Receipt

NYS	New York Share

PLC	Public Limited Company
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (69.90%)
BUILDING MATERIALS (10.69%)
Cemex SA de CV — ADR	11,821	$320,467
CRH PLC — ADR	9,200	355,856
James Hardie Industries NV — ADR	6,900	194,787
Lafarge SA — ADR	5,000	195,144
Universal Forest Products, Inc.	3,000	108,600
USG Corp.*	7,000	256,200

		1,431,054

DISTRIBUTION & WHOLESALE (0.81%)
Wolseley PLC — ADR	8,000	109,101

FINANCIAL SERVICES (0.45%)
Fannie Mae	1,800	60,948

HOMEBUILDERS (3.69%)
Desarrolladora Homex SA de CV — ADR*	9,000	494,370

INSURANCE (1.83%)
First American Corp.	3,500	152,425
Stewart Information Services Corp.	2,700	92,421

		244,846

LODGING (1.86%)
Starwood Hotels & Resorts Worldwide, Inc.	5,500	248,875

REAL ESTATE (6.78%)
Alto Palermo SA — ADR	17,000	258,575
Hang Lung Properties, Ltd. — ADR	18,000	350,354
IRSA Inversiones y Representaciones SA — GDR*	10,000	128,900
W.P. Carey & Co., LLC	5,000	169,900

		907,729

REAL ESTATE INVESTMENT TRUSTS — APARTMENTS (6.66%)
AvalonBay Communities, Inc.	1,500	140,925
Camden Property Trust	5,000	246,750
Education Realty Trust, Inc.	9,000	106,020
Equity Residential	6,000	224,460
GMH Communities Trust	15,500	81,840
UDR, Inc.	4,000	91,320

		891,315

REAL ESTATE INVESTMENT TRUSTS — DIVERSIFIED (4.36%)
First Potomac Realty Trust	8,000	139,120
iStar Financial, Inc.	3,000	80,040
PS Business Parks, Inc.	3,500	175,875
Washington Real Estate Investment Trust	6,000	188,760

		583,795

REAL ESTATE INVESTMENT TRUSTS — HEALTH CARE (1.14%)
Senior Housing Properties Trust	6,800	152,252

REAL ESTATE INVESTMENT TRUSTS — HOTELS (5.23%)
DiamondRock Hospitality Co.	12,000	157,800
Hersha Hospitality Trust	12,000	107,880
Host Hotels & Resorts, Inc.	11,636	194,786
LaSalle Hotel Properties	3,500	95,935
Strategic Hotels & Resorts, Inc.	10,000	143,500

		699,901

REAL ESTATE INVESTMENT TRUSTS — MANUFACTURED HOMES (0.86%)
American Land Lease, Inc.	5,600	115,136

REAL ESTATE INVESTMENT TRUSTS — OFFICE PROPERTY (9.38%)
Alexandria Real Estate Equities, Inc.	2,500	245,575
BioMed Realty Trust, Inc.	9,000	207,720
Boston Properties, Inc.	2,500	229,800
HRPT Properties Trust	10,100	80,295
Maguire Properties, Inc.	3,000	82,740
SL Green Realty Corp.	1,500	139,215

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
COMMON STOCKS — Continued
REAL ESTATE INVESTMENT TRUSTS — OFFICE PROPERTY — Continued
Vornado Realty Trust	3,000	$271,200

		1,256,545

REAL ESTATE INVESTMENT TRUSTS — REGIONAL MALLS (1.23%)
General Growth Properties, Inc.	4,500	164,340

REAL ESTATE INVESTMENT TRUSTS — SHOPPING CENTERS (5.28%)
Acadia Realty Trust	4,800	120,240
Agree Realty Corp.	4,400	129,888
Kite Realty Group Trust	10,000	131,600
Saul Centers, Inc.	4,100	210,043
Weingarten Realty Investors	3,450	115,989

		707,760

REAL ESTATE INVESTMENT TRUSTS — WAREHOUSE AND INDUSTRIAL (3.36%)
EastGroup Properties, Inc.	3,000	124,170
ProLogis	5,500	326,425

		450,595

REAL ESTATE INVESTMENT TRUSTS — STORAGE (3.83%)
Extra Space Storage, Inc.	13,200	199,848
Public Storage, Inc.	4,000	313,000

		512,848

RETAIL BUILDING PRODUCTS (2.46%)
Home Depot, Inc.	3,300	101,211
Kingfisher PLC — ADR	12,000	69,468
Lowe’s Cos., Inc.	6,000	158,640

		329,319

TOTAL COMMON STOCKS (Cost $8,206,012)		9,360,729

INVESTMENT COMPANIES (7.44%)
DWS RREEF Real Estate Fund, Inc.	9,000	164,430
iShares Cohen & Steers Realty Majors Index Fund	3,000	234,870
iShares Dow Jones U.S. Real Estate Index Fund	3,200	208,960
LMP Real Estate Income Fund, Inc.	16,000	253,760
streetTRACKS Dow Jones Wilshire REIT ETF Fund	1,950	134,024

TOTAL INVESTMENT COMPANIES (Cost $872,069)		996,044

PREFERRED STOCKS (2.59%)
Fannie Mae, Series 0, 0.00% , Perpetual Call 2/1/08	7,000	346,938

TOTAL PREFERRED STOCKS (Cost $398,160)		346,938

BONDS (5.87%)
Centex Corp., 4.55%, 11/1/10	$150,000	132,750
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	255,521
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	196,000

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — January 31, 2008 (Unaudited)

	Shares or
	Principal
	Amount ($)	Value
BONDS — Continued
Vornado Realty LP, 4.50%, 8/15/09	$200,000	$201,831

TOTAL BONDS (Cost $801,765)		786,102

AGENCY OBLIGATION (2.24%)
Federal Home Loan Bank System, 4.50%, 11/26/08	300,000	300,379

ASSET BACKED SECURITIES (1.12%)
Greenpoint Manufactured Housing, 6.22%, 3/11/23 (a)	150,000	150,000

TOTAL ASSET BACKED SECURITIES (Cost $150,000)		150,000

SHORT TERM INVESTMENTS (10.76%)
Fifth Third Bank Institutional Govt. Money Market Fund, 3.75%	1,440,873	1,440,873

TOTAL SHORT TERM INVESTMENTS (Cost $1,440,873)		1,440,873

TOTAL INVESTMENTS (Cost $12,168,879) (b) — (99.92%)		13,381,065

OTHER ASSETS IN EXCESS OF LIABILITIES — (0.08%)		10,765

NET ASSETS — (100.00%)		$13,391,830

(a)	Variable Rate Security. This rate reflected on Schedule of Investments is the rate in effect at January 31, 2008.

(b)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,082,139
Unrealized depreciation	(869,953)

Net unrealized appreciation	$1,212,186

*	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership
For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust
By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Date: March 31, 2008

By:	/s/ Robert Silva
Robert Silva, Treasurer

Date: March 31, 2008